FAM
                                   VALUE FUND
                               EQUITY-INCOME FUND

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1998

                                      100%
                                    No-Load
                                     Funds





                                                                  FAM FUNDS
                                                               P.O. Box 399
                                                       Cobleskill, NY 12043
                                                             (800) 932-3271

DEAR SHAREHOLDER:

         The first half of 1998 has proved to be modestly rewarding. The FAM Value Fund appreciated 9.2% and the FAM Equity-Income Fund appreciated 4.9% as of June 30, 1998. In comparison, the S&P 500 - an index of large companies - appreciated 17.7%, while the Russell 2000 - an unmanaged index of smaller company stocks - appreciated 4.9%. It is always humbling to realize that although we have held our own against one index (Russell 2000), we have been handily beaten by the other!

         Benjamin Graham, co-author of the 1934 book, SECURITY ANALYSIS, said that the market in the short-term acts like a voting machine; however in the long-term it is a weighing machine. Precisely our focus! The FAM Value Fund has a trailing one-year return of 33.9%, a five-year compounded return of 17.2%, and a ten-year compounded return of 17.4%. The FAM Equity-Income Fund, which began on April 1, 1996, has a trailing 12-month return of 20.1%. Returns of this magnitude and consistency are very satisfying since they are in excess of our stated objectives of doubling money once every five to six years (a compounded return of 12-15%). However, a little word of caution is appropriate. Using Benjamin Graham's example, the market over the last several years has been outstanding in demonstrating its voting nature. At some future juncture, however, the weight of economic reality may dampen returns.

         With Ben in mind, let us turn to our holding, Allied Group. Allied Group is an original investment for the FAM Value Fund. It will soon be purchased by Nationwide for cash and thus its appreciation (+63%) for the first six months has made Allied Group the largest holding in the Value Fund. This company is a great example of our investment philosophy at work and we'd like to share the story with you.

         In 1987, we started investing in a small property and casualty insurer in Des Moines, Iowa. It was selling at an attractive price, near book value and at a single digit P/E (price to earnings) multiple. By many measures, the price of the stock was reasonable... but was it extraordinary? Several visits to the company indicated that management was honest, able, and intelligent. Most importantly John Evans, Chairman and CEO, demonstrated an entrepreneurial zeal and vision not usually evident with other insurance management in businesses of similar size. Throughout the years, the company grew premium volume from $89.7 million in 1986 to $547.6 million in 1997. The net profit also increased from $8.4 million in 1986 to $65.4 million in 1997 - a 20.5% compounded growth rate.

         John Evans frequently gave credit where credit was due and in 1996 he turned over the reins to Doug Anderson as President and CEO. This year Allied Group will be purchased by Nationwide for a cash price of $48.25. Our original price of $4 in 1987 turned out to be an exceptionally favorable price since we will end up with a 12 fold gain - or a 25.4% compounded rate of return. However, along the way, FAM Value benefited from price volatility when additional purchases were made in 1990, 1996 and 1997 - those times when the stock price reacted negatively to events that had little to do with the long-term worth of the business.

         We have mixed emotions about the merger. While the gain has been rewarding, we are saddened that we are losing an extraordinary investment. Good businesses managed by capable people are not everyday occurrences. Even though it may be difficult, we pledge to do our best to replace this gem with others of equal merit.

         As we write this report, we have little idea what is in store for us for the rest of 1998. Our optimism for the future, however, is bolstered mostly by our end focus and not by short-term events. Allied Group typifies that approach.

         We wish you a pleasant summer and look forward to reporting to you at year-end.

Sincerely,




/s/ THOMAS O. PUTNAM          /s/ DIANE C. VAN BUREN        /s/ PAUL C. HOGAN
____________________          ______________________        __________________
Thomas O. Putnam               Diane C. Van Buren           Paul C. Hogan, CFA

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 1998 (Unaudited)



COMMON STOCKS (97.1%)                                       SHARES       VALUE
                                                            ------       -----

BANKING (12.5%)
Bank North Group ........................................  115,430   $ 4,270,910
- multi-bank holding company in Burlington, Vt
Centura Banks ...........................................  118,250     7,390,625
- bank holding company located in North Carolina
First Empire Corporation ................................   17,300     9,584,200
- bank holding company located in Buffalo, NY
One Valley Bancorp ......................................  104,093     3,786,383
- largest bank holding company in West Virginia
Plumas Bank .............................................   57,024     1,104,840
- bank holding company located in Northern California
SouthTrust Corporation ..................................  213,000     9,265,500
- bank holding company headquartered in Alabama
TrustCo Bank Corporation NY .............................  162,398     4,262,948
- operates 48 bank offices in the Upstate NY region
U.S. Bancorp ............................................   62,772     2,699,196
- bank holding company headquartered in                               ----------
  Minneapolis, Minnesota                                              42,364,602
                                                                      ----------

CHEMICAL (0.4%)
WD-40 Company ...........................................   50,800     1,377,950
- manufactures and distributes lubricant products                     ----------


COMPUTER SOFTWARE & SERVICES (1.8%)
Reynolds & Reynolds .....................................  326,700     5,941,856
- software for automotive dealers and business forms                  ----------

CONSUMER SERVICES (1.1%)
*Franklin Covey Company .................................  190,800     3,672,900
- time management products and training seminars                      ----------


DIVERSIFIED MANUFACTURING (7.8%)
CLARCOR, Inc. ...........................................  273,750     5,748,750
- manufactures filtration and container products
*+ESSEF Corporation .....................................  746,207    15,343,881
- water treatment and systems, swimming pool,
  and spa equipment
+Raven Industries .......................................  274,441     5,248,684
- manufactures plastics, electronics,                                 ----------
  and sewn products                                                   26,341,315
                                                                      ----------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (CONT'D)
                           June 30, 1998 (Unaudited)

                                                           SHARES        VALUE
                                                           ------        -----

ELECTRICAL/ELECTRONICS (6.0%)
*C-COR Electronics, Inc. ........................         420,600     $7,991,400
- electronic equipment for cable and
  broadband data transmission systems
*+IFR Systems ...................................         684,050     12,312,900
- communications, test and measurement,                             ------------
  avionics, fiber optic test instruments                              20,304,300
                                                                    ------------

FINANCIAL SERVICES (12.5%)
American Express ................................          99,500     11,343,000
- financial, travel, and information
  services firm
*Berkshire Hathaway .............................              26      2,035,930
- holding company for various insurance
  & industrial companies
Financial Secs Assurance Hldgs. Ltd. ............          51,800      3,043,250
- financial guaranty insurer of municipal
  bonds and asset-backed securities
Fund American Enterprises Hldgs., Inc. ..........         111,975     16,572,300
- financial guaranty, personal property
  and casualty, and reinsurance
Travelers Group, Inc. ...........................         152,550      9,248,344
- P & C insurance, life insurance,                                  ------------
  Smith Barney & Salomon Brothers                                     42,242,824
                                                                    ------------

HEALTHCARE (5.9%)
*+CONMED Corporation ............................         807,562     18,573,926
- advanced electrosurgical and
  disposable medical products
*+Hycor Biomedical ..............................         653,364      1,306,728
- specializes in allergy diagnostic                                 ------------
  products                                                            19,880,654
                                                                    ------------

INSURANCE AGENCY (2.2%)
Poe & Brown, Inc. ...............................         199,612      7,423,071
- one of the largest independent                                    ------------
  general insurance agencies in the U.S.

LIFE INSURANCE (15.8%)
+Allied Life ....................................         369,850     10,679,419
- specializes in universal and
  term life insurance, and annuity products
Protective Life Corporation .....................         334,400     12,268,300
- individual and group life/health ins
  and guaranteed investment contracts
ReliaStar Financial .............................         466,200     22,377,600
- life insurance, annuities,
  and mutual funds
UNUM Corporation ................................         146,760      8,145,180
- leading provider of disability                                    ------------
  insurance in the U.S. and United Kingdom                            53,470,499
                                                                    ------------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (CONT'D)
                           June 30, 1998 (Unaudited)


                                                          SHARES         VALUE
                                                          ------         -----
MACHINERY & EQUIPMENT (11.8%)
IDEX Corporation ................................         156,600     $5,402,700
- proprietary, highly engineered
industrial products & pumps
Kaydon Corporation ..............................         595,000     21,010,938
- custom-engineered products including
bearings, filters, and piston rings
+ Modern Controls, Inc. .........................         416,718      3,125,385
- precision measurement, process sensing, and
control instruments/systems
Regal-Beloit Corporation ........................          53,300      1,519,050
- supplier of power transmission equipment
 and cutting tools
 Tennant Corporation ............................         201,400      8,911,950
- commercial and institutional floor maintenance                      ----------
  equipment and products                                              39,970,023
                                                                      ----------

NUTRITIONAL PRODUCTS (0.4%)
* Natural Alternatives ..........................          69,000      1,380,000
- manufactures nutritional supplements for                            ----------
   private label accounts

PRINTING (3.4%)
* CSS Industries, Inc. ..........................         241,500      7,909,125
- giftware, bows, Halloween and Easter
  novelty products
Deluxe Corporation ..............................          25,300        906,056
- leading producer of checks and deposit tickets
  in the U.S., banking software
New England Business Services ...................          81,550      2,629,988
- leading supplier of business forms/printed                         -----------
   products to small businesses in U.S.                               11,445,169
                                                                     -----------
PROPERTY AND CASUALTY INSURANCE (12.3%)
Allied Group, Inc. ..............................         523,287     24,496,373
- regional holding company which writes auto and
  homeowners insurance
* Farm Family Holdings ..........................         175,600      6,837,425
- insurance for members of Farm Bureau
General RE Corporation ..........................           4,000      1,014,000
- global property and casualty reinsurance
+ Intercargo Corporation ........................         459,250      5,396,188
- specialty marine insurer
Vesta Insurance Group, Inc. .....................         187,000      3,985,438
- P & C reinsurance and personal auto insurance                       ----------
                                                                      41,729,424
                                                                      ----------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (CONT'D)
                           June 30, 1998 (Unaudited)


                                                          SHARES         VALUE
                                                          ------         -----
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Redwood Trust ...................................         101,900     $1,789,619
- acquires & manages residential real estate                          ----------
  mortgage assets throughout U.S. ...............

REGULATED INVESTMENT COMPANIES (2.7 %)
Allied Capital Corporation ......................         369,991      9,064,780
- small business loan and venture                                    -----------
  capital corporation

TOTAL COMMON STOCKS (COST $156,224,798) .........                    328,398,986
                                                                     -----------
SHORT TERM OBLIGATIONS (2.9%) ...................      PRINCIPAL
U.S. Treasury Bills, 4.9%, with maturities to          ---------
        8/6/98  (Cost $9,951,648)                     $10,000,000      9,951,648
                                                                    ------------
TOTAL INVESTMENTS (COST $166,176,446) (100%)                        $338,350,634
                                                                    ============

*   Non-income producing
+   See Note 5







                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1998 (Unaudited)


ASSETS
Investment in securities at market value
  (Cost $166,176,446) .......................................       $338,350,634
Cash at interest ............................................         28,276,217
Dividends and interest receivable ...........................            353,941
                                                                    ------------
     Total Assets ...........................................        366,980,792
                                                                    ------------

LIABILITIES
Payable for investment securities purchased .................            120,540
Accrued management fees .....................................            297,629
Accrued expenses ............................................            177,133
                                                                    ------------
     Total Liabilities ......................................            595,302
                                                                    ------------

NET ASSETS
Source of Net Assets:
     Net capital paid in on shares of
         beneficial interest .................. $183,583,068
     Undistributed net investment income ......      887,226
     Accumulated net realized gains ...........    9,741,008
     Net unrealized appreciation ..............  172,174,188
                                                 -----------

        Net Assets ..........................................       $366,385,490
                                                                    ============

Net asset value per share; 9,380,926 shares of
     beneficial interest outstanding (Note 3) ...............       $      39.06
                                                                    ============




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
     INCOME:
        Dividends ...............................................    $ 2,035,243
        Interest ................................................      1,019,448
                                                                     -----------
            Total Income ........................................      3,054,691
                                                                     -----------

     EXPENSES:
        Investment advisory fee (Note 2) ........................      1,776,075
        Administrative fee (Note 2) .............................         44,402
        Shareholder servicing and related expenses (Note 2) .....        140,298
        Printing and mailing ....................................         75,331
        Professional fees .......................................         37,941
        Registration fees .......................................         40,290
        Custodial fees ..........................................         17,024
        Trustees ................................................         10,718
        Other ...................................................         25,587
                                                                     -----------
            Total Expenses ......................................      2,167,666
                                                                     -----------
            Net Investment Income ...............................        887,025
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized gain on investments ........................      9,740,068
        Unrealized appreciation of investments ..................     21,644,294
                                                                     -----------
            Net Gain on Investments .............................     31,384,362
                                                                     -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................    $32,271,387
                                                                     ===========



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 1998 (Unaudited)
                        and Year Ended December 31, 1997

                                                     SIX MONTHS      YEAR ENDED
                                                    ENDED JUNE 30,  DECEMBER 31,
                                                        1998            1997
                                                    ------------   -------------


CHANGE IN NET ASSETS FROM OPERATIONS:

    Net investment income .......................   $    887,025   $     675,281
    Net realized gain on investments ............      9,740,068       9,525,635
    Unrealized appreciation of investments ......     21,644,294      79,137,694
                                                    ------------   -------------
        Net Increase in Net Asset From Operations     32,271,387      89,338,610
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income .......................           --          (675,363)
    Net realized gain on investments ............           --        (9,525,314)
CAPITAL SHARE TRANSACTIONS (Note 3): ............        955,409         642,392
                                                    ------------   -------------
        Total Increase (Decrease) in Net Assets..     33,226,796      79,780,325
                                                    ------------   -------------
NET ASSETS:
     Beginning of period ........................    333,158,694     253,378,369
                                                    ------------   -------------
     End of period ..............................   $366,385,490   $ 333,158,694
                                                    ============   =============


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


NOTE 1.  SUMMARY OF ACCOUNTING POLICIES

         FAM Value Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high long term total return, consisting of appreciation and dividend income from investments in equity related securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

         a) VALUATION OF SECURITIES-- Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates market value.

         b) FEDERAL INCOME TAXES-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

         c) USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         d) OTHER-- Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. No such reimbursement was required for the six months ended June 30, 1998. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it received a monthly fee of $1.75 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it received a fee equal, on an annual basis, to .025% of the Fund's average daily net assets.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3. SHARES OF BENEFICIAL INTEREST
        At June 30, 1998, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:



                                       Six Months Ended                 Year Ended
                                         June 30, 1998               December 31, 1997
                                         -------------               -----------------
                                    Shares         Amount        Shares           Amount
                                    ------         ------        ------           ------

Shares sold ...................    1,618,177    $ 60,379,905     1,996,336    $ 66,431,872
Shares issued on reinvestment
        of dividends ..........         --              --         268,172       9,587,161
Shares redeemed ...............   (1,555,028)    (59,424,496)   (2,496,046)    (75,376,641)
                                  ----------    ------------    ----------    ------------

        Net increase (decrease)       63,149    $    955,409      (231,538)   $    642,392
                                  ==========    ============    ==========    ============

NOTE 4. INVESTMENT TRANSACTIONS
        During the period ended June 30, 1998, purchases and sales of investment securities, other than short term obligations, were $19,085,983 and $18,832,031. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

        The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

                Unrealized appreciation .........  $177,636,275
                Unrealized depreciation .........    (5,462,087)
                                                     ----------

                  Net unrealized appreciation....   $172,174,188
                                                    ============

NOTE 5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
        Investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as affiliated companies. Investments in affiliated companies as of June 30, 1998, amounted to $71,987,111. For the period ended June 30, 1998, dividend income of $216,096 was received from affiliated companies, as well as realized losses of ($357,988) from the sale of such companies.

                                 FAM VALUE FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


NOTE 6. SELECTED FINANCIAL INFORMATION



PER SHARE INFORMATION                      Six Months Ended                                Years Ended December 31,
(For a share outstanding                    June 30, 1998             1997            1996         1995          1994         1993
throughout the period)                      -------------         -----------------------------------------------------------------

Net asset value, beginning of period .....   $      35.76     $      26.53    $      24.58  $     21.04   $     20.40   $    20.50
                                             -------------    -------------   -------------  -----------   -----------  -----------

Income from investment operations:
   Net investment income .................           0.09             0.08            0.18         0.21          0.12         0.09
   Net realized and unrealized gain (loss)
           on investments ................           3.21            10.29            2.58         3.94          1.27        (0.05)
                                             -------------    -------------   -------------  -----------   -----------  -----------

   Total from investment operations ......           3.30            10.37            2.76         4.15          1.39         0.04
                                             -------------    -------------   -------------  -----------   -----------  -----------

Less distributions:
   Dividends from net investment income ..            --             (0.08)          (0.18)       (0.21)        (0.12)       (0.09)
   Distributions from net realized gains .            --             (1.06)          (0.63)       (0.40)        (0.63)       (0.05)
                                                              -------------   -------------  -----------   -----------  -----------

   Total distributions ...................            --             (1.14)          (0.81)       (0.61)        (0.75)       (0.14)
                                                              -------------   -------------  -----------   -----------  -----------

Change in net asset value for the period .           3.30             9.23            1.95         3.54          0.64        (0.10)

Net asset value, end of period ...........   $      39.06     $      35.76    $      26.53  $     24.58   $     21.04   $    20.40
                                             =============    =============   =============  ===========   ===========  ===========

TOTAL RETURN .............................          18.20%**         39.06%          11.23%       19.71%         6.82%        0.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ..........   $     366,385    $     333,159   $    253,378  $   267,158   $   210,579  $   220,138

Ratios to average net assets of:
   Expenses, total .......................           1.22%**          1.24%           1.27%        1.25%         1.39%        1.39%
   Net investment income .................           0.50%**          0.25%           0.64%        0.92%         0.58%        0.57%
Portfolio turnover rate ..................           5.92%            9.47%          12.48%        9.67%         2.15%        4.83%
Average commission rate
        paid (per share)* ................   $     0.0456     $     0.0409    $     0.0497



* For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.

** Annualized

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                            STATEMENT OF INVESTMENTS
                           June 30, 1998 (Unaudited)



COMMON STOCKS (84.4%)                                           SHARES      VALUE
                                                                ------      -----
BANKING (10.1%)
Home Port Bank ..............................................     8,000   $200,000
- single bank holding company for Nantucket Savings
SouthTrust Corporation ......................................     3,900    169,650
- bank holding company headquartered in Alabama
TrustCo Bank Corporation NY .................................     9,361    245,726
- regional bank in the upstate New York area                              --------
                                                                           615,376
                                                                          --------
CHEMICAL (9.4%)
RPM, Inc. ...................................................    19,125    325,125
- specialized chemical protective coatings,
  fabrics, and wall coverings
WD-40 Company ...............................................     9,000    244,125
                                                                          --------
- manufactures and distributes lubricant products ...........              569,250
                                                                          --------
CONSUMER PRODUCTS (4.9%)
Jostens, Inc. ...............................................     7,300    176,113
- school related products including class rings,
  yearbooks, diplomas, etc ..................................
Enesco Group ................................................     3,900    119,925
- worldwide marketing firm specializing in quality                         -------
  giftware and collectibles .................................              296,038
                                                                           -------

DIVERSIFIED MANUFACTURING (6.1%)
CLARCOR, Inc. ...............................................     6,300    132,300
- manufactures industrial filtration and
  container products
Raven Industries ............................................    12,400    237,150
- manufactures plastics, electronics, and                                 --------
  sewn products                                                            369,450
                                                                          --------
FINANCIAL SERVICES (3.9%)
Waddell & Reed ..............................................    10,000    239,375
- an underwriter and distributor of 36 mutual fund portfolios             --------

HEALTH CARE (6.6%)
* ADAC Laboratories .........................................     3,500     78,750
- leader in nuclear medicine imaging equipment
Landauer, Inc. ..............................................    10,900    325,638
- leader in radiation testing and personal dosimeters                     --------
                                                                           404,388
                                                                          --------




                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (Cont'd)
                           June 30, 1998 (Unaudited)


                                                                SHARES    VALUE
                                                                ------    -----

INSURANCE AGENCY (3.8%)
Poe & Brown, Inc. ...........................................   6,300 $  234,281
                                                                      ----------
- one of the largest independent general
  insurance agencies in the U.S.

LIFE INSURANCE (5.7%)
ReliaStar Financial..........................................   7,200    345,600
                                                                      ----------
- life insurance, annuities, and mutual funds

PRINTING (8.9%)
Deluxe Corporation...........................................   8,400    300,825
- leading producer of checks and deposit tickets
  in the U.S., banking software
New England Business Services................................   7,400    238,650
                                                                      ----------
- leading supplier of business forms/printed products
  to small businesses in U.S.                                            539,475
                                                                      ----------

PROPERTY & CASUALTY INSURANCE (4.0%)
PXRE Corporation.............................................   8,200    246,000
                                                                      ----------
- reinsurance company

REAL ESTATE INVESTMENT TRUSTS (10.3%)
New Plan Realty..............................................  17,100    418,950
- oldest REIT specializing in apartments,
  strip shopping centers, factory outlets
Redwood Trust................................................  12,000    210,750
                                                                      ----------
- acquires & manages residential real estate
  mortgage assets throughout U.S.                                        629,700
                                                                      ----------

REGULATED INVESTMENT COMPANIES (6.8%)
Allied Capital Corporation (NEW).............................  17,014    416,843
                                                                      ----------
- venture capital corporation for
  entrepreneurs and management

TELECOMMUNICATIONS (3.9%)
Hickory Tech Corporation.....................................   5,900    234,525
                                                                      ----------
- a small local telephone company in Minnesota

TOTAL COMMON STOCKS (COST $4,133,657)........................         $5,140,301
                                                                      ----------



                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                       STATEMENT OF INVESTMENTS (CONT'D)
                           June 30, 1998 (Unaudited)


                                                            PRINCIPAL     VALUE
                                                            ---------     -----


SHORT TERM OBLIGATIONS (15.6%)
U.S. Treasury Bills, 4.9% with maturities to
        8/6/98 (cost $946,941)...............................$950,000 $  946,941
                                                                      ----------

TOTAL INVESTMENTS (COST $5,080,598) (100%)...................         $6,087,242
                                                                      ==========


* Non-income producing





                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1998 (Unaudited)

ASSETS
Investment in securities at market value
     (Cost $5,080,598).......................................       $ 6,087,242
Cash at interest.............................................           163,060
Dividends and interest receivable............................            16,741
Deferred organization costs..................................             8,160
                                                                    ------------
          Total Assets.......................................         6,275,203
                                                                    ------------

LIABILITIES
Payable to investment advisor................................            69,328
Accrued expenses.............................................             2,950
                                                                    ------------
          Total Liabilities..................................            72,278
                                                                    ------------

NET ASSETS
Source of Net Assets:
     Net capital paid in on shares of
          beneficial interest..................  $ 5,221,499
     Undistributed net investment income.......          402
     Accumulated net realized gain/loss........      (25,620)
     Net unrealized appreciation...............    1,006,644
                                                 ------------

          Net Assets.........................................       $ 6,202,925
                                                                    ============

Net asset value per share; 453,125 shares of
     beneficial interest outstanding (Note 3)................       $     13.69
                                                                    ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME
     INCOME:
          Dividends..........................................      $     74,342
          Interest...........................................            33,980
                                                                   -------------
               Total Income..................................           108,322
                                                                   -------------

     EXPENSES:
          Investment advisory fee (Note 2)...................            27,146
          Administrative fee (Note 2)........................               679
          Custodian fee......................................             1,607
          Organization costs.................................             1,484
          Shareholder servicing and related expenses (Note 2)             2,795
          Registration fees..................................            11,510
          Professional fees..................................             8,542
          Trustees...........................................            10,719
          Other..............................................               836
                                                                   -------------
               Total Expenses................................            65,318
               Less:  Investment advisory fee and other
               expenses waived or assumed by advisor (Note 2)           (24,600)
                                                                   -------------
               Net Expenses..................................            40,718
                                                                   -------------
               Net Investment Income.........................            67,604
                                                                   -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized loss on investments.....................           (25,570)
        Unrealized appreciation of investments...............           195,925
                                                                   -------------
               Net Gain on Investments.......................           170,355
                                                                   -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS...................      $    237,959
                                                                   =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                   Six Months Ended June 30, 1998 (Unaudited)
                        and Year Ended December 31, 1997


                                                      SIX MONTHS     YEAR ENDED
                                                    ENDED JUNE 30,  DECEMBER 31,
                                                         1998           1997
                                                    --------------  ------------
CHANGE IN NET ASSETS FROM OPERATIONS:
     Net investment income                           $    67,604    $    76,411
     Net realized gain (loss) on investments             (25,570)       139,414
     Unrealized appreciation of investments              195,925        617,264
                                                    --------------  ------------
          Net Increase in Net Assets From Operations     237,959        833,089
                                                    --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                               (67,222)       (76,381)
     Net realized gain on investments                       --         (139,385)

CAPITAL SHARE TRANSACTIONS (Note 3):                   1,646,406      1,229,936
                                                    --------------  ------------
          Total Increase in Net Assets                 1,817,143      1,847,259

NET ASSETS:
     Beginning of period                               4,385,782      2,538,523
                                                    --------------  ------------
     End of period                                   $ 6,202,925    $ 4,385,782
                                                    ==============  ============





                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 1. SUMMARY OF ACCOUNTING POLICIES
        FAM Equity-Income Fund (the "Fund") is a series of Fenimore Asset Management Trust, a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities. The following is a summary of significant accounting policies followed in the preparation of its financial statements.

        a) VALUATION OF SECURITIES - Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sales price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates market value.

        b) FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

        c) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        d) ORGANIZATION COSTS - Organization costs have been capitalized and are being amortized on a straight-line basis over five years.

        e) OTHER - Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
        Under the Investment Advisory Contract, the Fund pays an investment advisory fee to Fenimore Asset Management, Inc. (the "Advisor") equal, on an annual basis, to 1% of the Fund's average daily net assets. Certain officers and trustees of the Fund are also officers and directors of the Advisor. The Advisor is required to reimburse the Fund for its expenses to the extent that such expenses, including the advisory fee, for any fiscal year exceed 2% of the average daily net assets. Although not required to do so, the Advisor further waived fees and assumed expenses, aggregating $20,811, so as to reduce the Fund's expense ratio to 1.5% of average daily net assets. FAM Shareholder Services, Inc. (FSS), a company under common control with the Advisor, serves as a shareholder servicing agent for which it received a monthly fee of $1.75 per shareholder account. Additionally, FSS serves as the fund administrative agent for which it received a fee equal, on an annual basis, to .025% of the Fund's average daily net assets.

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

NOTE 3. SHARES OF BENEFICIAL INTEREST
        At June 30, 1998, an unlimited number of $.001 par value shares of beneficial interest were authorized. Transactions were as follows:

                                    Six Months Ended        Year Ended
                                         June 30, 1998       December 31, 1997
                                     ---------------------  --------------------
                                      Shares     Amount     Shares     Amount
                                      ------     ------     ------     ------

        Shares sold                  139,429   $1,899,594   140,533  $1,699,500
        Shares issued on reinvestment
            of dividends               4,215       57,831    15,428     197,459
        Shares redeemed              (22,693)    (311,019)  (54,820)   (667,024)
                                     ---------------------  --------------------

        Net increase                 120,951   $1,646,406   101,141  $1,229,935
                                     =====================  ====================



NOTE 4. INVESTMENT TRANSACTIONS
        During the period ended June 30, 1998, purchases and sales of investment securities, other than short term obligations, were $1,834,035 and $175,233. The cost of securities for federal income tax purposes is the same as shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

        The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

                Unrealized appreciation................         $ 1,054,887
                Unrealized depreciation................             (48,243)
                                                                ------------

                   Net unrealized appreciation.........          $1,006,644
                                                                ============

                             FAM EQUITY-INCOME FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


NOTE 5. SELECTED FINANCIAL INFORMATION

                                                                             April 1, 1996
                                            Six Months      Year Ended      (Inception) to
PER SHARE INFORMATION                        Ended          December 31,     December 31,
(For a share outstanding                  June 30, 1998         1997             1996
throughout the period)                    -------------     -----------      -------------

Net asset value, beginning of period .......  $13.20          $10.99            $10.00
                                             --------        --------          --------
Income from investment operations:
     Net investment income .................    0.17            0.27              0.19
     Net realized and unrealized gain (loss)
        on investments .....................    0.49            2.65              0.99
                                             --------        --------          --------

     Total from investment operations ......    0.66            2.92              1.18
                                             --------        --------          --------

Less distributions:
     Dividends from net investment income ..   (0.17)          (0.27)            (0.19)
     Distributions from net realized gains .     --            (0.44)              --
                                             --------        --------          --------

     Total distributions ...................   (0.17)          (0.71)            (0.19)
                                             --------        --------          --------
Change in net asset value for the period ...    0.49            2.21              0.99
                                             --------        --------          --------

Net asset value, end of period .............  $13.69          $13.20            $10.99
                                             ========        ========          ========

TOTAL RETURN ...............................    9.88%**        26.90             15.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ............   $6,203         $4,386            $2,539

Ratios to average net assets of:
     Expenses, total .......................     2.40%**        2.50             5.04%
     Expenses, net of fees waived and
        expenses assumed by advisor ........     1.50%**        1.50             1.50%
     Net investment income .................     2.49%**        2.27             3.05%
Portfolio turnover rate ....................     4.14%         15.63%            0.00%
Average commission rate paid (per share)* ..  $0.0469        $0.0535          $0.0460

* For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged.
** Annualized

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




INVESTMENT ADVISOR
Fenimore Asset Management, Inc.
Cobleskill, NY


CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY


TRUSTEES
Joseph J. Bulmer, PhD
Roger A. Hannay
John W. Krueger, CLU
Fred "Chico" Lager
Thomas O. Putnam
Diane C. Van Buren
Bernard H. Zais, CLU


LEGAL COUNSEL
Dechert Price & Rhoads
Washington, DC


SHAREHOLDER SERVICING AGENT
FAM Shareholder Services, Inc.
Cobleskill, NY






                                                  FAM FUNDS
                                                  111 North Grand Street
                                                  P.O. Box 399
                                                  Cobleskill, NY  12043
                                                  (800) 932-3271
                                                  www.famfunds.com